Expense Example	Nov. 26, 2025 USD ($)
VistaShares Target 15TM International Innovators Distribution ETF [Member]
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 97
Expense Example, with Redemption, 3 Years	303
VistaShares Target 15TM European High Dividend Payers Distribution ETF [Member]
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	97
Expense Example, with Redemption, 3 Years	303
VistaShares Target 15TM Global 100 Distribution ETF [Member]
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	60
Expense Example, with Redemption, 3 Years	189
VistaShares Target 15TM S&P 100 Distribution ETF [Member]
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	60
Expense Example, with Redemption, 3 Years	$ 189